Risks and Uncertainities (Details) - 12 months ended Dec. 31, 2025	HKD ($)	USD ($)	USD ($)	CNY (¥)
Risks and Uncertainities [Line Items]
Payment for compensation	$ 800,000	$ 102,784
Hong Kong [Member]
Risks and Uncertainities [Line Items]
Cash	53,848,459		$ 6,918,461
Insured amount	2,400,000		308,352
PRC [Member]
Risks and Uncertainities [Line Items]
Insured amount			71,499	¥ 500,000
Deposits	$ 753,506		$ 96,811